Description of Organization, Business Operations and Going Concern (Details) - USD ($)				3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Oct. 04, 2022	Aug. 16, 2022	Sep. 02, 2021	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds							$ 105,271,041		$ 105,271,041
Sale of price per unit (in Dollars per share)				$ 11.5				$ 11.5	$ 11.5
Net proceeds			$ 109,140,000	$ 46,545	$ 190,301
Issued price per share (in Dollars per share)			$ 10.2
Trust account, description			As of September 2, 2021, transaction costs amounted to $7,106,709 consisting of $1,337,500 of underwriting fees, $3,745,000 of deferred underwriting fees payable (which are held in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”)), $1,632,750 for the fair value of underwriter shares and $391,459 of Initial Public Offering costs. These costs were charged to additional paid-in capital upon completion of the Public Offering. As described in Note 7, the $3,745,000 deferred underwriting commission is contingent upon the consummation of a Business Combination by September 2, 2022 (or March 2, 2023 if the Company extends the period to consummate a Business Combination).
Fair market value rate								80.00%	80.00%
Public share price (in Dollars per share)								$ 10.2	$ 10.2
Net tangible assets				$ 5,000,001				$ 5,000,001
Aggregate public share percentage								15.00%	15.00%
Public shares redeem percentage				100.00%				100.00%	100.00%
Dissolution expenses								$ 100,000	$ 100,000
Initial public offering price per unit (in Dollars per share)				$ (10)				$ (10)	$ (10)
Financial term						1 year
Dividend per share (in Dollars per share)				$ 0.665				$ 0.665
Transaction costs				$ 7,106,709				$ 7,106,709
Underwriting fees								1,337,500
Deferred underwriting fees								3,745,000
Fair value of underwriter shares								1,632,750
Initial public offering costs								391,459
Deferred underwriting commission								$ 3,745,000
Excise tax rate		1.00%
Market value percentage		1.00%
Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Net proceeds
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of warrants (in Shares)								10,700,000	10,700,000
Sale of price per unit (in Dollars per share)				$ 10.2				$ 10.2	$ 10.2
IPO [Member] | Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of warrants (in Shares)			10,700,000
Consummated units (in Shares)			10,700,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds			$ 107,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of warrants (in Shares)			700,000
Underwriters shares (in Shares)			700,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of warrants (in Shares)									5,152,500
Sale of price per unit (in Dollars per share)				$ 1				$ 1	$ 1
Sale of warrants (in Shares)								5,152,500
Public Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Net tangible assets				$ 5,000,001				$ 5,000,001	$ 5,000,001
Subsequent Event [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate amount	$ 49,800,000
Subsequent Event [Member] | Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate amount	$ 47,247,280
Trust Account [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Trust account, description								In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.20 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.20 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per public Share due
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Business combination acquires percentage				50.00%				50.00%	50.00%
Net tangible assets									$ 5,000,001